Notes to the Assets of the Balance Sheet - Summary of Amortization of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	€ 18,269	€ 3,131	€ 21,127
Cost of sales [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	963	0	0
Research and development [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	1,258	1,444	1,822
Intangible assets (Impairment)	16,026	1,639	19,189
Selling [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	5	11	25
General and administrative [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	€ 17	€ 37	€ 91